Short-Term Investment	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Short-Term Investment
5	SHORT-TERM INVESTMENT

In 2013, the Company invested RMB52,500,000 in a financial product managed by a bank in PRC. The financial product has a contractual life of 10 years and is redeemable any time during the ten-year period. Principal of RMB40,000,000 was redeemed in 2013 and the Company received investment income of RMB360,750 from this financial product. As of December 31, 2013, the remaining balance of the investment of RMB12,500,000 was recorded in short-term investment. The fair value of the short-term investment, which was measured using level 2 inputs, approximated to its carrying value as of December 31, 2013. The Company expects to redeem the short-term investment within 12 months.